As filed on November 14, 2013

Registration Nos. 33-10754, 811-4933

FORM N-1A

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. [ ]

Post-Effective Amendment No. 54 [X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 56 [X]

(Check appropriate box or boxes.)

PFM Funds

(Exact name of registrant as specified in charter)

One Keystone Plaza, Suite 300, North Front & Market Streets

Harrisburg, Pennsylvania 17101

(Address of principal executive offices) (Zip code)

(800) 338-3383

(Registrant's telephone number, including area code).

PFM Asset Management LLC

One Keystone Plaza, Suite 300, North Front & Market Streets

Harrisburg, Pennsylvania 17101

(Name and address of agent for service)

Copy to:

Kenneth S. Gerstein, Esq.

Schulte Roth & Zabel LLP

919 Third Avenue

New York, New York 10022

Approximate Date of Proposed Public Offering

It is proposed that this filing will become effective

(check appropriate box)

[X] immediately upon filing pursuant to paragraph (b)

[ ] on [date] pursuant to paragraph (b)

[ ] 60 days after filing pursuant to paragraph (a)(1)

[ ] on [date] pursuant to paragraph (a)(1)

[ ] 75 days after filing pursuant to paragraph (a)(2)

[ ] on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, in the City of Harrisburg, and the State of Pennsylvania on the 14th day of November, 2013.

PFM FUNDS

(Registrant)

By: /s/ Martin P. Margolis *

Martin P. Margolis, President

(Principal Executive Officer)

As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the date indicated.

Signature	Title	Date

_/s/ Martin P. Margolis *	Trustee and President	November 14, 2013
Martin P. Margolis	(Principal Executive Officer)

_/s/ Michael P. Flanagan *	Trustee	November 14, 2013
Michael P. Flanagan

_/s/ Larry W. Davenport *	Trustee	November 14, 2013
Larry W. Davenport

_/s/ Jeffrey A. Laine *	Trustee	November 14, 2013
Jeffrey A. Laine

_/s/ Brian M. Marcel *	Trustee	November 14, 2013
Brian M. Marcel

_/s/ Robert R. Sedivy *	Trustee	November 14, 2013
Robert R. Sedivy

_/s/ Joseph W. White *_	Trustee	November 14, 2013
Joseph W. White

_/s/ Debra J. Goodnight *	Treasurer	November 14, 2013
Debra J. Goodnight	(Principal Financial Officer)

* /s/ Daniel R. Hess_____

Attorney-in-fact.

EXHIBIT LIST

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase